Convertible notes and Standby Equity Distribution Agreement (Details)					1 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended
	Aug. 16, 2021 USD ($)	Mar. 19, 2021 USD ($) $ / shares shares	Jan. 22, 2021 USD ($) D	Jan. 19, 2021 USD ($) D $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 $ / shares	Aug. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares
Debt redemption premium						8.00%
Shares for commitment fee of convertible notes									$ 329,150
Net proceeds from issuance of convertible notes									27,175,000
Derivative liabilities					$ 1,577,128				1,577,128
Aggregate net gain									$ 85,227
Subsequent event
Maximum value of stock available to execute	$ 20,000,000.0
Treasury Stock
Shares for commitment fee of convertible notes (in shares) | shares									(5,500,000)
Shares for commitment fee of convertible notes									$ 765,397
Additional paid-in capital
Shares for commitment fee of convertible notes									(436,247)
Standby equity distribution agreement
Consecutive trading days | D			5
Agreement term			36 months
Maximum value of stock available to execute			$ 20,000,000.0
Purchase price			90.00%
Outstanding equity financing available					20,000,000.0				20,000,000.0
January 2021 Notes
Principal amount				$ 10,000,000.0
Discount percentage				3.00%
Interest rate				5.00%
Conversion price | $ / shares						$ 0.0508		$ 0.0508
Shares for commitment fee of convertible notes (in shares) | shares				1,750,000
Shares for commitment fee of convertible notes				$ 100,000
Loan discount					400,000				400,000
Consecutive trading days | D				10
Net proceeds from issuance of convertible notes				$ 8,900,000
Conversion of convertible note to ADSs | shares								196,665,850
Issuance costs					$ 700,000				$ 700,000
January 2021 Notes | Additional paid-in capital
Beneficial conversion feature								$ 1,400,000
January 2021 Notes | ADS | Maximum
Conversion price | $ / shares				$ 4.20
Percentage of trading price				88.00%
March 2021 Notes
Principal amount		$ 20,000,000.0
Discount percentage		2.00%
Interest rate		5.00%
Debt redemption premium		8.00%
Threshold consecutive trading days prior to redemption date		5 days
Conversion price | $ / shares		$ 5.0			$ 0.0358				$ 0.0358
Shares for commitment fee of convertible notes (in shares) | shares		3,750,000
Shares for commitment fee of convertible notes		$ 200,000
Loan discount					$ 2,000,000				$ 2,000,000
Net proceeds from issuance of convertible notes		$ 18,200,000
Conversion of convertible note to ADSs | shares					46,345,450
Issuance costs					$ 1,600,000				1,600,000
Percentage of redemption		108.00%
Derivative liabilities					1,577,128				1,577,128
Aggregate net gain									85,227
Debt amount redeemed									$ 1,662,355
Debt instrument accrued interest					$ 1,700,000
March 2021 Notes | Subsequent event
Conversion price | $ / shares							$ 0.0299
Conversion of convertible note to ADSs | shares							33,113,400
Debt instrument accrued interest							$ 4,200,000